Annual Fund Operating Expenses - Class ACRR6IS - DWS International Growth Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.33%
Total annual fund operating expenses	1.19%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.19%
Class C
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.39%
Total annual fund operating expenses	2.00%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	2.00%
Class R
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.44%
Total annual fund operating expenses	1.56%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.50%
Class R6
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.95%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95%
INST Class
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.91%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.91%
Class S
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.90%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.90%